Billings in Excess of Costs (Details) - USD ($)	Jul. 31, 2015	Jul. 31, 2014
Costs incurred on uncompleted contracts	$ 2,033,840	$ 7,863,873
Billings to date	(5,523,616)	(11,710,958)
Billings in Excess of Cost	(3,489,776)	(3,847,085)
Included in the accompanying balance sheets as follows:
Costs in excess of billings on uncompleted contracts	0	0
Billings on uncompleted contracts in excess of costs	(3,489,776)	(3,847,085)
Billings in Excess of Cost, Current	$ (3,489,776)	$ (3,847,085)